INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Intangible Assets
NOTE 7 - INTANGIBLE ASSETS

Intangible assets include patents and acquired intellectual property rights. Patents having a capitalized cost of $4,818,243, accumulated amortization of $4,500,511 and accumulated impairment of $3,17,732 are still assets of the Corporation.

The intellectual property rights, having a cost of $2,222,661 and an accumulated amortization of $2,222,661 at December 31, 2017 and 2016, are still property of the Corporation.